Shareholder Report, Line Graph (Details) ITGU_MassMutual Inflation-Protected and Income Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A - with maximum sales charge
Accumulated Value	$ 12,095	$ 10,958	$ 10,833	$ 12,425	$ 11,772	$ 10,759	$ 10,134	$ 10,118	$ 10,212	$ 9,575	$ 12,444
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,662	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)
Accumulated Value	$ 12,955	$ 11,799	$ 11,654	$ 13,179	$ 12,529	$ 11,381	$ 10,624	$ 10,581	$ 10,658	$ 10,000	$ 13,446